UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

  /s/  Daniel P. Wimsatt     Solana Beach, CA     May 05, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $42,362 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADDUS HOMECARE CORP            COM              006739106     1057   175000 SH       SOLE                   175000        0        0
AGNICO EAGLE MINES LTD         COM              008474108     1670    30000 SH       SOLE                    30000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101      943    30000 SH       SOLE                    30000        0        0
ANADIGICS INC                  COM              032515108     2187   450000 SH       SOLE                   450000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     1985   450000 SH       SOLE                   450000        0        0
CALLAWAY GOLF CO               COM              131193104      882   100000 SH       SOLE                   100000        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     2850  2500000 SH       SOLE                  2500000        0        0
CONSOL ENERGY INC              COM              20854P109     1706    40000 SH       SOLE                    40000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1215   100000 SH       SOLE                   100000        0        0
FINISAR CORP                   COM NEW          31787A507     4069   260000 SH       SOLE                   260000        0        0
GAIAM INC                      CL A             36268Q103      830   100000 SH       SOLE                   100000        0        0
HYPERCOM CORP                  COM              44913M105     3088   800000 SH       SOLE                   800000        0        0
JAMBA INC                      COM              47023A101     1224   450000 SH       SOLE                   450000        0        0
KOPIN CORP                     COM              500600101     1480   400000 SH       SOLE                   400000        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109     1450   100000 SH       SOLE                   100000        0        0
MEMC ELECTR MATLS INC          COM              552715104     2300   150000 SH       SOLE                   150000        0        0
NASDAQ OMX GROUP INC           COM              631103108     3168   150000 SH       SOLE                   150000        0        0
RF MICRODEVICES INC            COM              749941100     3486   700000 SH       SOLE                   700000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     2340   150000 SH       SOLE                   150000        0        0
SOMAXON PHARMACEUTICALS INC    COM              834453102      866   100000 SH       SOLE                   100000        0        0
SONIC SOLUTIONS                COM              835460106     2015   215000 SH       SOLE                   215000        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1551    50000 SH       SOLE                    50000        0        0